Barclays PLC (the Parent company)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Barclays PLC (the Parent company)	Barclays PLC (the Parent company)
Total income
Dividends received from subsidiaries
Dividends received from subsidiaries of £1,356m (2020: £763m, 2019: £1,560m) largely relates to dividends received from Barclays Bank PLC £794m, Barclays Bank UK PLC £510m and Barclays Execution Services Limited £82m.
The dividends received in 2020 from its banking subsidiaries were paid up to Barclays PLC prior to the announcement made by the PRA on 31March 2020 that capital be preserved for use in serving Barclays customers and clients through the extraordinary challenges presented by the COVID-19 pandemic. As part of a response to this announcement, Barclays PLC took steps to provide additional capital to its banking subsidiaries.
Other income
Other income of £659m (2020: £1,192m, 2019: £1,760m) includes £804m (2020: £857m, 2019: £813m) of income received from gross coupon payments on Barclays Bank PLC and Barclays Bank UK PLC issued AT1 securities and £250m (2020: £248m) of fair value and foreign exchange losses on other positions with subsidiaries.
Total assets and liabilities
Investment in subsidiaries
The investment in subsidiaries of £62,528m (2020: £58,886m) predominantly relates to investments in the ordinary shares of Barclays Bank PLC of £35,590m (2020: £35,590m) and their AT1 securities of £9,493m (2020: £8,425m), as well as investments in the ordinary shares of Barclays Bank UK PLC of £14,245m (2020: 11,675m) and their AT1 securities of £2,570m (2020: £2,570m). The increase of £3,642m during the year was predominantly driven by a £2,573m reversal of impairment in the cost of investment of Barclays Bank UK PLC and increased AT1 holdings of $1,500m in Barclays Bank PLC. On 29th April 2022 Barclays PLC made a capital contribution of £750m to Barclays Bank PLC.
Impairment in subsidiaries
At the end of each reporting period an impairment review is undertaken in respect of investment in the ordinary shares of subsidiaries. Where impairment may be indicated a test of the carrying value against the recoverable value is performed. Impairment being indicated where the investment exceeds the recoverable amount. The recoverable amount is calculated as a value in use (VIU) which is derived from the present value of future cash flows expected to be received from the investment. The VIU calculations use forecast attributable profit based on financial budgets approved by management, covering a five year period as an approximation of future cash flows discounted using a pre-tax discount rate appropriate to the subsidiary being tested. A terminal growth rate has then been applied to the cash flows thereafter which is based upon expectations of future inflation rates. The review identified the value in use calculated was higher than the carrying value for all subsidiaries.
Due to the improved market conditions and interest rate environment for the Group’s UK banking business compared to December 2020 the review further identified that the accumulated impairment for the investment in Barclays Bank UK PLC of £2,573m no longer existed. The VIU of Barclays Bank UK PLC was found to be significantly higher than both the carrying amount of the investment and the gross cost of the investment and hence all accumulated impairment has been reversed in December 2021. For Barclays Bank UK PLC, a discount rate of 14.5% (2020: 13.8%) has been applied to the cash flow forecast. In determining the discount rate, management have identified a cost of equity associated with market participants that closely resemble the subsidiary and adjusted for tax to arrive at the pre-tax equivalent rate. A terminal growth rate of 2.0% (2020: 2.0%) has been used to calculate a terminal value for the investment based on inflation rates to approximate future long term growth.
Loans and advances in subsidiaries
During the year, loans and advances to subsidiaries decreased by £2,638m to £22,072m (2020: £24,710m). The decrease was driven by the maturity of £2,400m dated subordinated loans in relation to Barclays Bank PLC and the maturity of £1,100m dated subordinated notes in relation to Barclays Bank UK PLC. This was partially offset by c£1,600m new issuances of dated subordinated notes by Barclays Bank PLC to Barclays PLC.
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value of £16,319m (2020: £9,507m) primarily included new issuances during the year of $5,000m and €1,500m Fixed Rate Resetting Senior Callable Notes, €750m Floating Rate Senior Callable Notes and $500m Zero Coupon Callable Notes. The proceeds raised through these transactions were used to invest in subsidiaries of Barclays PLC and are included within the financial assets designated at fair value through the income statement balance of £25,091m (2020: £17,521m). The effect of changes in the liabilities’ fair value, including those due to credit risk, is expected to offset the changes in the fair value of the related financial asset in the income statement The difference between the financial liabilities’ carrying amount and the contractual amount on maturity is £271m (2020: £324m).
Subordinated liabilities and debt securities in issue
During the year, Barclays PLC issued €1,000m and $1,000m of Fixed Rate Resetting Subordinated Callable Notes, which are included within the subordinated liabilities balance of £9,301m (2020: £7,724m). Debt securities in issue of £25,658m (2020: £28,428m) have reduced in the year due to the maturity of positions with subsidiaries.
Management of internal investments, loans and advances
Barclays PLC retains the discretion to manage the nature of its internal investments in subsidiaries according to their regulatory and business needs. Barclays PLC may invest capital and funding into Barclays Bank PLC, Barclays Bank UK PLC and other Group subsidiaries such as Barclays Execution Services Limited and the US Intermediate Holding Company (IHC).
Total equity
Called up share capital and share premium
Called up share capital and share premium of Barclays PLC is £4,536m (2020: £4,637m). The decrease in the year is primarily due to 644m shares repurchased with a total nominal value of £161m. This decrease was offset by shares issued under employee share schemes.
Other equity instruments
Other equity instruments of £12,241m (2020: £11,169m) comprises AT1 securities issued by Barclays PLC. AT1 securities are perpetual subordinated contingent convertible securities structured to qualify as AT1 instruments under prevailing capital rules applicable as at the relevant issue date. During the year there has been a new AT1 issuance with principal amount totaling $1,500m (£1,078m). For further details, please refer to Note 28.
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